Related party transactions - Disclosure of transactions between related parties (Details) € in Thousands	6 Months Ended
Jun. 30, 2026 EUR (€)
AstraZeneca
Disclosure of transactions between related parties [Line Items]
Collection	€ 751
Receivables	230
Payments
Liabilities	(39,612)
Net collection (payments)	751
Net receivables (liabilities)	(39,382)
Sanofi-Aventis
Disclosure of transactions between related parties [Line Items]
Collection	0
Receivables	0
Payments	0
Liabilities	0
Net collection (payments)	0
Net receivables (liabilities)	€ 0